Short-term investments (Tables)	12 Months Ended
Dec. 31, 2015
Short-term investments [Abstract]
Schedule of Short-term Investments
	December 31, 2014
		US$
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
Equity securities	5,189,456	5,069,310	120,146
Money market instrument	819,021	817,134	1,887

Total	6,008,477	5,886,444	122,033

	December 31, 2015
		US$
	Aggregate fair value	Cost	Unrealized gain In profit and loss
Trading securities:
REITs	1,167,647	1,124,293	43,354
Money market instrument	76,999	70,910	6,089

Total	1,244,646	1,195,203	49,443